Restructuring Charges - Additional Information (Detail) - Jun. 30, 2015 - USD ($)	Total	Total
Restructuring and Related Activities [Abstract]
Restructuring charges (note 13)	$ (879,000)	$ 4,445,000
Restructuring charges recoverable percentage		100.00%
Restructuring liability	0	$ 0
Amount of restructuring receivables recoverable from customer	$ 0	$ 0